Finance Income and Finance Costs	12 Months Ended
Dec. 31, 2020
Disclosure Of Finance Income And Finance Costs [Abstract]
Finance income and finance costs
24.	Finance income and finance costs

Recognized in income or loss:

Costs (income)	2020	2019*
Interest expense on long-term debt and accretion of
deferred financing fees	34,967	43,949
Interest expense on lease liabilities	12,443	13,983
Interest income and accretion on promissory note	(1,051)	(2,285)
Net change in fair value and accretion expense
of contingent considerations	224	199
Net foreign exchange (gain) loss	(1,237)	220
Net change in fair value of interest rate derivatives	(488)	-
Other financial expenses	9,052	6,041
Net finance costs	53,910	62,107
Presented as:
Finance income	(2,776)	(2,285)
Finance costs	56,686	64,392

* Effective January 1, 2020, the Group presents mark-to-market (gain) loss on DSUs in personnel expenses. Therefore, $2.5 million loss on mark-to-market on DSUs for the year ended December 31, 2019 have been recast to adhere to the newly adopted presentation.